Future Minimum Lease Payments under Noncancelable Operating Leases (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014
Schedule of Operating Leases [Line Items]
2015	¥ 18,862
2016	14,466
2017	13,101
2018	8,423
2019	7,604
After five years	39,724
Total minimum lease payments	¥ 102,180